Income Tax - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statements [Line Items]
Statutory tax rate	30.40%		30.40%	30.40%	30.40%
Corporate income tax rate	21.00%		21.00%	21.00%	21.00%
GERMANY | Immatics Biotechnologies GmbH [Member]
Statements [Line Items]
Percentage Of Income That Can Be Used To Set Off Tax Losses Carry Forward				70.00%
Percentage Of Pretax Income Subject To Income Tax				30.00%
Percentage of income that is eligible to be set off with tax losses in respect of trade tax				60.00%
Percentage of pre tax income subject to trade tax				40.00%
BMS And Moderna Collaboration Agreement [Member]
Statements [Line Items]
Current income tax expense income	€ 0.2
Genmab Collaboration Agreement [Member]
Statements [Line Items]
Current income tax expense income				€ 1.5
Amount of revenue that was included in the balance of contract at the beginning of the period		€ 14.9		€ 14.9